SCHEDULE OF TOTAL ASSETS CAPITAL EXPENDITURES AND DEPRECIATION AND AMORTIZATION EXPENSE (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Assets	$ 41,603,902				$ 41,603,902				$ 22,175,474		$ 7,407,967
Capital expenditures	183,422		$ 123,576		918,345		$ 173,626		657,445		3,349,628
Depreciation and amortization	379,208		248,730		684,151		368,556		929,454	[1]	325,382	[1]
Trucking [Member]
Assets	28,332,373				28,332,373				8,804,653		7,407,967
Capital expenditures	183,422		123,576		918,345		173,626		643,100		3,349,628
Depreciation and amortization	203,529	[2]	248,730	[2]	332,793	[2]	368,556	[2]	492,770	[1]	325,382	[1]
Digester [Member]
Assets	13,059,785				13,059,785				13,122,976
Capital expenditures									14,345
Depreciation and amortization	175,679				351,358				436,684	[1]		[1]
Corporate Segment and Other Operating Segment [Member]
Assets	211,744				211,744				247,845
Capital expenditures
Depreciation and amortization										[1]		[1]

[1]	Depreciation expense of $
[2]	Depreciation and amortization expense of $